UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-09607

                                                 Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                                                     Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                                                 Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

August 31, 2011 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 67.5%

	CAPITAL MARKETS — 0.5%
3,560,311	Jefferies Group, Inc.	$58,424,703

	COMMERCIAL FINANCE — 5.4%
16,889,729	CIT Group Inc. (a)(b)	583,877,931

	DIVERSIFIED BANKS — 12.0%
81,907,015	Bank of America Corp.	669,180,313
20,786,560	Citigroup, Inc.	645,422,688

		1,314,603,001

	DIVERSIFIED HOLDING COMPANIES — 11.2%
4,016	Berkshire Hathaway, Inc., Class A (a)	440,832,304
5,797,950	Berkshire Hathaway, Inc., Class B (a)	423,250,350
12,126,350	Leucadia National Corp.	359,303,751

		1,223,386,405

	MULTI-LINE INSURANCE — 21.7%
93,753,739	American International Group, Inc. (a)	2,374,782,209

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
1,140,948	Winthrop Realty Trust	11,660,489

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.8%
23,136,502	The St. Joe Co. (a)(b)(c)(d)	413,837,984

	REGIONAL BANKS — 3.4%
82,213,004	Regions Financial Corp. (b)	373,247,038

	RETAIL DEPARTMENT STORES — 7.9%
14,481,473	Sears Holdings Corp. (a)(b)	867,295,418

	SURETY INSURANCE — 1.5%
20,501,100	MBIA, Inc. (a)(b)	159,088,536

TOTAL DOMESTIC EQUITY SECURITIES (COST $9,195,434,655)		7,380,203,714

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Shares		Value

	FOREIGN EQUITY SECURITIES — 22.4%

	CANADA — 6.8%

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.8%
24,943,800	Brookfield Asset Management, Inc., Class A	$738,835,356

	CHINA — 15.0%

	LIFE INSURANCE — 9.7%
302,221,000	AIA Group Ltd. (a)	1,061,636,732

	MULTI-LINE INSURANCE — 5.3%
148,105,400	China Pacific Insurance (Group) Co., Ltd., Class H	579,231,481

		1,640,868,213

	UNITED KINGDOM — 0.6%

	INVESTMENT COMPANIES — 0.6%
1,201,342	JZ Capital Partners Ltd.	7,313,010
9,389,560	JZ Capital Partners Ltd., Limited Voting Shares (d)	57,157,702

		64,470,712

TOTAL FOREIGN EQUITY SECURITIES (COST $2,280,090,635)		2,444,174,281

	WARRANTS — 4.6%

	MULTI-LINE INSURANCE — 1.5%
21,588,480	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)	161,913,600

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Shares		Value

	REAL ESTATE INVESTMENT TRUSTS — 2.7%
40,634,357	General Growth Properties, Inc., Vested, Strike Price $10.50, Expire 11/09/2017 (a)(c)(d)(e)	$296,712,075

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
1,896,270	Howard Hughes Corp., Vested, Strike Price $50.00, Expire 11/09/2017 (a)(c)(d)(e)	43,267,382

TOTAL WARRANTS (COST $367,004,160)		501,893,057

Principal

	ASSET BACKED SECURITIES — 0.2%

	CONSUMER FINANCE — 0.2%
$25,010,816	AmeriCredit Automobile Receivables Trust 10.750%, 04/06/2015, Class B (d)	25,308,445

TOTAL ASSET BACKED SECURITIES (COST $24,091,146)		25,308,445

	DOMESTIC CORPORATE BONDS — 0.3%

	REGIONAL BANKS — 0.0%
2,708,000	Emigrant Bancorp, Inc.
	6.250%, 06/15/2014 (c)	2,422,577

	SURETY INSURANCE — 0.3%
	MBIA, Inc.
17,932,000	7.000%, 12/15/2025 (b)(c)	12,611,576
13,859,000	7.150%, 07/15/2027 (b)(c)	9,672,196
11,580,000	5.700%, 12/01/2034 (b)(c)	6,997,794

		29,281,566

TOTAL DOMESTIC CORPORATE BONDS (COST $35,726,859)		31,704,143

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Shares		Value

	MONEY MARKET FUNDS — 2.3%
252,895,859	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.16% (f)	$252,895,859

TOTAL MONEY MARKET FUNDS (COST $252,895,859)		252,895,859

TOTAL INVESTMENTS — 97.3% (COST $12,155,243,314)		10,636,179,499
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%	298,519,753

NET ASSETS — 100.0%		$10,934,699,252

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 3.
(c)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $785,521,584, which represents 7.18% of the Fairholme Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs and Level 3 measurements if the determination of fair value is based primarily on the use of significant unobservable inputs.

(d)	Illiquid security under procedures approved by the Board of Directors and according to the Fairholme Funds’ liquidity guidelines.
(e)

Restricted security under procedures approved by the Board of Directors. The value of these securities totals $339,979,457, which represents 3.11% of the Fairholme Fund’s net assets. Information related to these securities is as follows (except if otherwise footnoted, these securities are liquid):

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	08/31/2011 Carrying Value Per Unit
40,634,357	General Growth Properties, Inc.,
	Warrants, Vested, Strike Price $10.50, Expire 11/09/2017	05/10/2010	$-	$7.3020
1,896,270	Howard Hughes Corp.,
	Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	-	22.8171

(f)	Annualized based on the 1-day yield as of August 31, 2011.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2011 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 23.3%

	DIVERSIFIED BANKS — 13.3%
3,405,000	Bank of America Corp.	$27,818,850
803,000	Citigroup, Inc.	24,933,150

		52,752,000

	DIVERSIFIED TELECOMMUNICATIONS — 3.5%
160,000	AT&T, Inc.	4,556,800
220,000	Telefonica SA, sponsored ADR	4,587,000
130,000	Verizon Communications, Inc.	4,702,100

		13,845,900

	ENERGY - OIL, GAS & CONSUMABLE FUELS — 1.2%
70,000	Royal Dutch Shell plc, sponsored ADR	4,693,500

	MULTI-LINE INSURANCE — 0.3%
43,474	American International Group, Inc. (a)	1,101,196

	PHARMACEUTICALS — 2.0%
209,000	Eli Lilly & Co.	7,839,590

	REGIONAL BANKS — 1.2%
510,000	Banco Santander SA, sponsored ADR	4,732,800

	WIRELESS TELECOMMUNICATION SERVICES — 1.8%
280,000	Vodafone Group plc, sponsored ADR	7,375,200

TOTAL DOMESTIC EQUITY SECURITIES (COST $108,048,743)		92,340,186

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.7%

	DIVERSIFIED BANKS — 0.4%
57,200	Wells Fargo & Co., Preferred, 8.000%, Series J	1,658,800

	MULTI-LINE INSURANCE — 0.3%
23,500	American International Group, Inc., Preferred, 6.450%, Series A-4 (b)	513,945

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Shares		Value

	MULTI-LINE INSURANCE (continued)
21,800	American International Group, Inc., Preferred, 7.700% (b)	$538,678

		1,052,623

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $2,411,235)		2,711,423

	WARRANTS — 1.0%

	MULTI-LINE INSURANCE — 0.1%
23,212	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)	174,090

	REAL ESTATE INVESTMENT TRUSTS — 0.8%
437,072	General Growth Properties, Inc., Vested, Strike Price $10.50, Expire 11/09/2017 (a)(c)(d)(e)	3,191,500

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
20,397	Howard Hughes Corp., Vested, Strike Price $50.00, Expire 11/09/2017 (a)(c)(d)(e)	465,400

TOTAL WARRANTS (COST $394,604)		3,830,990

Principal
	DOMESTIC CORPORATE BONDS — 64.7%

	COMMERCIAL FINANCE — 7.9%
	CIT Group Inc.
$17,500,000	7.000%, 05/01/2016 (c)	17,325,000
14,000,000	7.000%, 05/01/2017 (c)	13,860,000

		31,185,000

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Principal		Value

	REGIONAL BANKS — 17.2%
$58,500,000	Emigrant Bancorp, Inc. 6.250%, 06/15/2014 (c)	$52,334,100
	Regions Financial Corp., Subordinate Debenture
10,000,000	6.375%, 05/15/2012 (c)	10,037,000
6,000,000	4.875%, 04/26/2013 (c)	5,827,800

		68,198,900

	RETAIL DEPARTMENT STORES — 12.4%
60,000,000	Sears Holdings Corp. 6.625%, 10/15/2018 (c)	49,350,000

	SURETY INSURANCE — 27.2%
60,600,000	MBIA Insurance Corp., Subordinate Debenture 14.000%, 01/15/2033 (b)	30,300,000
	MBIA, Inc.
8,486,000	6.400%, 08/15/2022 (c)	6,091,251
7,105,000	7.000%, 12/15/2025 (c)	4,996,947
49,716,000	7.150%, 07/15/2027 (c)	34,696,796
47,500,000	6.625%, 10/01/2028 (c)	31,886,750

		107,971,744

TOTAL DOMESTIC CORPORATE BONDS (COST $278,282,574)		256,705,644

	FOREIGN CONVERTIBLE BONDS — 0.1%

	CANADA — 0.1%

	FREIGHT TRANSPORTATION — 0.1%
250,000(f)	Clarke, Inc., Convertible, Subordinate Debenture 6.000%, 12/31/2013	250,179

TOTAL FOREIGN CONVERTIBLE BONDS (COST $228,530)		250,179

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Shares		Value

	MONEY MARKET FUNDS — 4.8%
19,118,971	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.16% (g)	$19,118,971

TOTAL MONEY MARKET FUNDS (COST $19,118,971)		19,118,971

TOTAL INVESTMENTS — 94.6% (COST $408,484,657)		374,957,393
	OTHER ASSETS IN EXCESS OF LIABILITIES — 5.4%	21,541,237

NET ASSETS — 100.0%		$396,498,630

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is as of August 31, 2011.
(c)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $230,062,544, which represents 58.02% of the Income Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs and Level 3 measurements if the determination of fair value is based primarily on the use of significant unobservable inputs.

(d)

Restricted security under procedures approved by the Board of Directors. The value of these securities totals $3,656,900, which represents 0.92% of the Income Fund’s net assets. Information related to these securities is as follows (except if otherwise footnoted, these securities are liquid):

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	08/31/2011 Carrying Value Per Unit
437,072	General Growth Properties, Inc.,
	Warrants, Vested, Strike Price $10.50, Expire 11/09/2017	05/10/2010	$-	$7.3020
20,397	Howard Hughes Corp.,
	Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	-	22.8171

(e)	Illiquid security under procedures approved by the Board of Directors and according to the Fairholme Funds’ liquidity guidelines.
(f)	Principal amount denoted in Canadian dollars.
(g)	Annualized based on the 1-day yield as of August 31, 2011.
ADR	American Depositary Receipt.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

August 31, 2011 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 76.0%

	CAPITAL MARKETS — 1.9%
245,000	Jefferies Group, Inc.	$4,020,450

	COMMERCIAL FINANCE — 0.2%
13,400	CIT Group Inc. (a)	463,238

	DIVERSIFIED BANKS — 4.9%
338,700	Citigroup, Inc.	10,516,635

	DIVERSIFIED HOLDING COMPANIES — 9.9%
144,900	Berkshire Hathaway, Inc., Class B (a)	10,577,700
352,200	Leucadia National Corp.	10,435,686

		21,013,386
	MULTI-LINE INSURANCE — 25.1%
2,107,300	American International Group, Inc. (a)	53,377,909

	RETAIL DEPARTMENT STORES — 4.8%
168,700	Sears Holdings Corp. (a)	10,103,443

	SURETY INSURANCE — 29.2%
7,982,400	MBIA, Inc. (a)	61,943,424

TOTAL DOMESTIC EQUITY SECURITIES (COST $191,015,138)		161,438,485

	FOREIGN EQUITY SECURITIES — 0.7%

	CHINA — 0.7%

	MULTI-LINE INSURANCE — 0.7%
348,800	China Pacific Insurance (Group) Co., Ltd., Class H	1,364,136

TOTAL FOREIGN EQUITY SECURITIES (COST $1,514,812)		1,364,136

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Shares		Value

	WARRANTS — 8.8%

	DIVERSIFIED BANKS — 7.0%
3,010,900	Bank of America Corp., Vested, Strike Price $13.30, Expire 01/16/2019 (a)	$11,953,273
309,901	Wells Fargo & Co., Vested, Strike Price $34.01, Expire 10/28/2018 (a)	2,897,574

		14,850,847

	MULTI-LINE INSURANCE — 1.8%
507,515	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)	3,806,363

TOTAL WARRANTS (COST $19,525,399)		18,657,210

Principal

	DOMESTIC CORPORATE BONDS — 4.6%

	REGIONAL BANKS — 4.6%
$11,000,000	Emigrant Bancorp, Inc. 6.250%, 06/15/2014 (b)	9,840,600

TOTAL DOMESTIC CORPORATE BONDS (COST $9,850,966)		9,840,600

Shares

	MONEY MARKET FUNDS — 3.4%
7,271,231	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.16% (c)	7,271,231

TOTAL MONEY MARKET FUNDS (COST $7,271,231)		7,271,231

TOTAL INVESTMENTS — 93.5% (COST $229,177,546)		198,571,662
	OTHER ASSETS IN EXCESS OF LIABILITIES — 6.5%	13,905,926

NET ASSETS — 100.0%		$212,477,588

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

(a)	Non-income producing security.
(b)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of this security totals $9,840,600, which represents 4.63% of the Allocation Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs and Level 3 measurements if the determination of fair value is based primarily on the use of significant unobservable inputs.

(c)	Annualized based on the 1-day yield as of August 31, 2011.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2011 (unaudited)

Note 1. Significant Accounting Policies

The Fairholme Fund’s (“Fairholme Fund”), The Fairholme Focused Income Fund’s (“Income Fund”), and The Fairholme Allocation Fund’s (“Allocation Fund”) (each a “Fund” and collectively the “Funds”) investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Fairholme Allocation Fund commenced operations on December 31, 2010 and opened to new investors on January 3, 2011. The Funds generally determine their net assets value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows.

Security Valuation: Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Fairholme Capital Management, LLC (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized in Level 3. As of August 31, 2011, equity investments of The St. Joe Co. valued at $413,837,984 (3.8% of net assets) in the Fairholme Fund are fair valued by the Manager due to a trading restriction. The value is calculated by applying a discount to the official closing price on the day of valuation.

Fixed-income securities (corporate bonds, convertible bonds and asset backed securities): The fair value of corporate bonds, convertible bonds, and asset backed securities are estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers where observable. Where the Manager deems it appropriate to do so, such as when independent prices are unavailable or not deemed to be representative of fair value, fixed income securities will be fair valued in good faith. As of August 31, 2011, fixed income investments valued at $31,704,143 (0.29% of net assets) of the Fairholme

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Fund, $226,405,644 (57.10% of net assets) of the Income Fund, and $9,840,600 (4.63% of net assets) of the Allocation Fund, are valued by the Manager utilizing the average bid of independent broker/dealer quotes or the average bid of independent broker/dealer quotes and observable market prices on the day of valuation. These investments are reflected as being fair valued under procedures approved by the Board of Directors (the “Board”) in the Schedules of Investments. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date. Over the counter (OTC) warrants are valued using simulation models utilizing the market value of the underlying security, expiration date of the warrants, the estimated volatility of the underlying security, strike price of the warrants and the risk-free interest rate at the valuation date. Warrants are categorized as Level 1 and Level 3 of the fair value hierarchy.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; and (g) actions of the securities markets, such as the suspension or limitation of trading.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of August 31, 2011 is as follows:

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 08/31/2011
FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$413,837,984	$—	$413,837,984
Other*	6,966,365,730	—	—	6,966,365,730
Foreign Equity Securities*	2,444,174,281	—	—	2,444,174,281
Warrants
Multi-Line Insurance	161,913,600	—	—	161,913,600
Real Estate Investment Trusts	—	—	296,712,075	296,712,075
Real Estate Management & Development	—	—	43,267,382	43,267,382
Asset Backed Securities	—	25,308,445	—	25,308,445
Domestic Corporate Bonds*	—	31,704,143	—	31,704,143
Money Market Funds	252,895,859	—	—	252,895,859

TOTAL INVESTMENTS	$9,825,349,470	$470,850,572	$339,979,457	$10,636,179,499

INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$92,340,186	$—	$—	$92,340,186
Domestic Preferred Equity Securities*	2,711,423	—	—	2,711,423
Warrants
Multi-Line Insurance	174,090	—	—	174,090
Real Estate Investment Trusts	—	—	3,191,500	3,191,500
Real Estate Management & Development	—	—	465,400	465,400
Domestic Corporate Bonds*	—	256,705,644	—	256,705,644
Foreign Convertible Bonds	—	250,179	—	250,179
Money Market Funds	19,118,971	—	—	19,118,971

TOTAL INVESTMENTS	$114,344,670	$256,955,823	$3,656,900	$374,957,393

ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$161,438,485	$—	$—	$161,438,485
Foreign Equity Securities	1,364,136	—	—	1,364,136
Warrants*	18,657,210	—	—	18,657,210
Domestic Corporate Bonds	—	9,840,600	—	9,840,600
Money Market Funds	7,271,231	—	—	7,271,231

TOTAL INVESTMENTS	$188,731,062	$9,840,600	$—	$198,571,662

*	Industry classifications for these categories are detailed in the Schedules of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

The Funds had no significant transfers between Level 1 and Level 2 during the period ended August 31, 2011.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	FAIRHOLME FUND
	Assets: Investments (Fair Value)
	Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2010	$392,137,799	$30,015,679	$422,153,478
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ depreciation	(95,425,724)	13,251,703	(82,174,021)
Net purchases/(sales)	—	—	—
Transfers into Level 3 (1)	—	—	—
Transfers out of Level 3 (1)	—	—	—

Balance as of 08/31/2011	$296,712,075	$43,267,382	$339,979,457

Net change in unrealized appreciation/depreciation during the period on Level 3 investments held at 08/31/2011	$(95,425,724)	$13,251,703	$(82,174,021)

(1)	The Fairholme Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

	INCOME FUND
	Assets: Investments (Fair Value)
	Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2010	$4,217,919	$322,860	$4,540,779
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ depreciation	(1,026,419)	142,540	(883,879)
Net purchases/(sales)	—	—	—
Transfers into Level 3 (1)	—	—	—
Transfers out of Level 3 (1)	—	—	—

Balance as of 08/31/2011	$3,191,500	$465,400	$3,656,900

Net change in unrealized appreciation/depreciation during the period on Level 3 investments held at 08/31/2011	$(1,026,419)	$142,540	$(883,879)

(1)	The Income Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements, which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. The Funds have adopted the amended guidance and determined that there was no material impact to the Funds’ financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Funds are currently evaluating the impact of the additional disclosure requirements on the Funds’ financial statements.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and International

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Financial Reporting Standards (“IFRS”)”.ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, The Funds’Manager is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Warrants: As of August 31, 2011, the Funds’ investments in warrants are presented within the Schedules of Investments.

The Fairholme Fund’s and the Income Fund’s warrant positions with equity risk exposure during the period ended November 30, 2010 through August 31, 2011 had an average monthly market value of approximately $607,505,403 and $4,800,828, respectively.

The Allocation Fund’s warrant position with equity risk exposure from March 31, 2011 through August 31, 2011 had an average monthly market value of approximately $6,793,960. No warrants were held in the Allocation Fund prior to March 31, 2011.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at August 31, 2011 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Fairholme Fund	$12,162,645,282	$766,313,308	$(2,292,779,091)	$(1,526,465,783)
Income Fund	408,484,657	5,546,514	(39,073,778)	(33,527,264)
Allocation Fund	229,366,814	301,194	(31,096,346)	(30,795,152)

The difference between book basis and tax basis net unrealized depreciation in the Funds is attributable primarily to the tax deferral of losses on wash sales.

Note 3. Transactions in Shares of Affiliates

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Fairholme Fund as of August 31, 2011 amounted to $2,426,628,473 representing 22.19% of net assets. There were no affiliated companies of the Income Fund and Allocation Fund as of August 31, 2011.

Transactions in the Fairholme Fund during the period ended August 31, 2011 in which the issuer was an “affiliated person” are as follows:

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Fairholme Fund	November 30, 2010		Gross Additions
	Shares/ Par Value	Cost	Shares/ Par Value	Cost
CIT Group Inc.	17,301,229	$568,699,517	$—	$—
General Growth Properties, Inc.(a)	113,869,556	1,138,670,872	2,431,866	35,195,631
MBIA, Inc.	20,501,100	186,282,116	—	—
Regions Financial Corp.	97,150,804	550,636,468	18,686,700	118,944,132
RSC Holdings, Inc.(a)	10,223,900	71,304,381	—	—

Sears Holdings Corp.	12,860,071	1,035,645,416	1,634,302	121,219,727
The St. Joe Co.	23,136,502	607,609,975	—	—
WellCare Health Plans, Inc.(a)	3,772,000	130,352,089	—	—
Winthrop Realty Trust(b)	2,550,848	23,030,255	—	—
General Growth Properties, Inc., Warrants, Vested, $10.50, Expire 11/09/2017(b)	40,634,357	—	—	—

CIT Group Inc., 7.000% 05/01/2016(a)	$77,499,991	72,765,688	$—	—
CIT Group Inc., 7.000% 05/01/2017(a)	$21,830,844	17,031,487	$—	—
MBIA, Inc. 7.000%, 12/15/2025	$21,000,000	16,107,373	$—	—
MBIA, Inc. 7.150%, 07/15/2027	$2,000,000	1,540,296	$11,859,000	9,989,433
MBIA, Inc. 5.700%, 12/01/2034(c)	$—	—	$11,580,000	7,845,450

Regions Financial Corp., Subordinate Debenture, 7.000%, 3/01/2011(a)	$4,135,000	4,074,323	$—	—

Total		$4,423,750,256		$293,194,373

(a)	Company is no longer held in the portfolio at August 31, 2011.
(b)	Company is not an “affiliated company” at August 31, 2011, but remains an investment in the Fairholme Fund’s portfolio.
(c)	Company was not held in the portfolio at November 30, 2010.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

Gross Deductions		August 31, 2011
Shares/ Par Value	Cost	Shares/ Par Value	Cost	Fair Value	Realized Gain (Loss)	Investment Income
411,500	$17,394,812	16,889,729	$551,304,705	$583,877,931	$205,641	$—
116,301,422	1,173,866,503	—	—	—	582,491,916	43,168,097
—	—	20,501,100	186,282,116	159,088,536	—	—
33,624,500	205,877,942	82,213,004	463,702,658	373,247,038	(20,503,704)	3,316,905
10,223,900	71,304,381	—	—	—	56,694,967	—

12,900	1,000,996	14,481,473	1,155,864,147	867,295,418	(279,087)	—
—	—	23,136,502	607,609,975	413,837,984	—	—
3,772,000	130,352,089	—	—	—	(2,610,817)
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$77,499,991	72,791,605	$—	—	—	4,158,137	217,561
$21,830,844	17,051,274	$—	—	—	4,533,973	70,306
$3,068,000	2,350,632	$17,932,000	13,856,713	12,611,576	410,568	1,078,229
$—	—	$13,859,000	11,569,655	9,672,196	—	638,971
$—	—	$11,580,000	7,874,730	6,997,794	—	415,217

$4,135,000	4,135,000	$—	—	—	—	133,039

	$1,696,125,234		$2,998,064,699	$2,426,628,473	$625,101,594	$49,038,325

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

August 31, 2011 (unaudited)

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)* /s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date October 28, 2011

By (Signature and Title)* /s/ Timothy K. Biedrzycki
Timothy K. Biedrzycki, Treasurer
(principal financial officer)

Date October 28, 2011

* Print the name and title of each signing officer under his or her signature.